Deferred tax - Deferred tax assets and liabilities have been offset in the statement of financial position (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Decrease in deferred tax assets	¥ 47,954
Offset with deferred tax liabilities	(1,169)
Net deferred tax assets recognized in the consolidated statement of financial position	¥ 46,785		¥ 59,001
Predecessor
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Decrease in deferred tax assets		$ 60,140	60,140	¥ 56,816
Offset with deferred tax liabilities			(1,139)
Net deferred tax assets recognized in the consolidated statement of financial position			¥ 59,001